CONVERTIBLE DEBENTURES AND PROMISSORY NOTES - Schedule of convertible debentures (Details)	12 Months Ended
	Jan. 31, 2020 USD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)
Convertible Debentures And Promissory Notes [Line Items]
Balance	$ 10,159,653		$ 0
Issued	653,632		37,154,529
Equity portion			(2,958,335)
Conversion	(4,539,991)		(22,521,663)
Transaction Costs			(1,958,477)
Foreign exchange gain	75,721
Interest	881,746
Accretion Expense	357,049		928,362
Interest paid	(720,555)		(484,763)
Balance	6,867,255		10,159,653
Current portion	6,867,255
Long-term portion	0		10,159,653
March 26, 2018 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance	0		0
Issued	0		25,996,000
Equity portion			(2,958,335)
Conversion	0		(22,521,663)
Transaction Costs		$ (1,209,112)	(938,271)
Foreign exchange gain	0
Interest	0
Accretion Expense	0		875,225
Interest paid	0		(452,956)
Balance	0		0
Current portion	0
Long-term portion	0
December 31, 2018 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance	3,181,800		0
Issued	265,146		3,711,179
Equity portion			0
Conversion	(1,546,384)		0
Transaction Costs		(664,001)	(550,709)
Foreign exchange gain	8,318
Interest	322,348
Accretion Expense	186,664		53,137
Interest paid	(268,503)		(31,807)
Balance	2,149,389		3,181,800
Current portion	2,149,389
Long-term portion	0
January 30, 2019 issuance
Convertible Debentures And Promissory Notes [Line Items]
Balance	6,977,853		0
Issued	388,486		7,447,350
Equity portion			0
Conversion	(2,993,607)		0
Transaction Costs		$ (619,389)	(469,497)
Foreign exchange gain	67,403
Interest	559,398
Accretion Expense	170,385		0
Interest paid	(452,052)		0
Balance	4,717,866		$ 6,977,853
Current portion	4,717,866
Long-term portion	$ 0